UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 125.3%

Alabama — 3.2%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$1,555	$1,710,360
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,530,164
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,658,113
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,152,294
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,110	2,621,464
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	4,080	4,548,506

		20,220,901
Arizona — 3.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(b)	3,400	3,503,428
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	11,809,623
5.00%, 12/01/37	7,460	8,883,815

		24,196,866
California — 16.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 04/01/19(a)	4,445	4,665,205
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	6,230	6,844,839
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	2,465	2,785,844
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	290	317,077
5.25%, 08/15/49	715	776,554
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/36	640	718,803
5.00%, 02/01/37	480	537,917

Security	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	$8,940	$9,643,131
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(b):
5.00%, 12/01/41	1,030	1,100,802
5.00%, 12/01/46	885	943,224
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	11,690	12,532,031
5.25%, 05/15/39	1,560	1,632,571
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	821,818
County of Riverside Transportation Commission, RB, CAB, Senior Lien, Series B(c):
0.00%, 06/01/41	5,000	1,819,550
0.00%, 06/01/42	6,000	2,085,900
0.00%, 06/01/43	5,000	1,660,250
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/21(a)	7,000	7,813,960
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	3,315	3,346,559
Sacramento Area Flood Control Agency, Refunding, Special Assessment Bonds, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	6,230	7,158,831
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/34	3,500	1,930,285
0.00%, 08/01/36	4,000	2,019,200
State of California, GO, Various Purposes:
6.00%, 03/01/33	4,970	5,423,165
6.50%, 04/01/33	20,410	21,553,164
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,687,048

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
State of California Public Works Board, LRB, Various Capital Projects (continued):
Sub-Series I-1, 6.38%, 11/01/19(a)	$2,315	$2,513,465

		102,331,193
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	4,205	4,376,690

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,710	2,828,969

Delaware — 2.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,349,378
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	2,280	2,536,728
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	10,493,683

		15,379,789
District of Columbia — 5.0%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	865	989,257
Georgetown University Issue, 5.00%, 04/01/42	1,005	1,137,419
Kipp Charter School, Series A, 6.00%, 07/01/23(a)	1,480	1,784,836
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	23,035	24,314,364
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	990	1,036,015
5.25%, 10/01/44	2,465	2,586,278

		31,848,169
Florida — 2.8%
Country of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	590	666,139
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,620	2,910,244

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	$2,280	$2,476,103
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 06/01/32	600	635,202
5.00%, 06/01/36	125	131,806
5.13%, 06/01/42	1,925	2,029,258
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	5,885	6,998,619
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)	3,395	2,376,500

		18,223,871
Georgia — 1.9%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	1,910	2,177,094
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System, 4.00%, 08/15/48	7,225	7,380,916
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	1,010	1,172,075
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,650	1,748,670

		12,478,755
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	2,660	2,857,478

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	1,485	1,677,337

Illinois — 18.4%
Chicago Board of Education, GO, Dedicated Revenues:
Series H, 5.00%, 12/01/36	920	943,653
Refunding Series D, 5.00%, 12/01/25	1,650	1,761,045
Refunding Series F, 5.00%, 12/01/22	1,250	1,327,463

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO, Dedicated Revenues: (continued):
Refunding Series G, 5.00%, 12/01/34	$915	$942,898
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	3,440	3,545,746
City of Chicago Illinois, GO, Refunding, Project, Series A:
5.25%, 01/01/32	6,155	6,563,077
5.00%, 01/01/34	2,500	2,611,675
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(a)	11,385	12,952,942
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,236,600
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	7,625	8,186,429
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,525	1,625,681
Illinois Finance Authority, RB:
Advocate Health Care Network, Series C, 5.38%, 04/01/19(a)	5,010	5,231,843
Advocate Health Care Network, Series C, 5.38%, 04/01/19(a)	5,620	5,868,854
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/47	405	440,527
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/50	205	220,445
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,077,280
Central Dupage Health, Series B, 5.50%, 11/01/19(a)	3,160	3,374,817
Presence Health Network, Series C, 4.00%, 02/15/41	2,805	2,794,986
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	5,095	5,706,604
Series A, 5.00%, 01/01/38	3,875	4,312,681
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	14,710	15,470,654
Series B-2, 5.00%, 06/15/50	3,905	4,005,593
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	885	993,120
6.00%, 06/01/21	2,245	2,555,461

Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO:
5.00%, 02/01/39	$2,990	$3,094,829
Series A, 5.00%, 04/01/38	9,030	9,319,411
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)	1,240	1,302,942
State of Illinois Toll Highway Authority, RB, Senior, Series C, 5.00%, 01/01/37	5,455	6,099,017
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,910	2,088,566

		117,654,839
Indiana — 3.9%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	1,525	1,801,025
7.00%, 01/01/44	3,680	4,364,701
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	6,992,245
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	880	944,117
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	2,905	3,107,769
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	790	852,765
Sisters of St. Francis Health Services, 5.25%, 11/01/19(a)	1,655	1,761,896
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(a)	2,150	2,239,870
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,490	2,788,128

		24,852,516
Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(f)	5,515	5,515,000
Midwestern Disaster Area, 5.50%, 12/01/22	15	15,262
Midwestern Disaster Area, 5.25%, 12/01/25	2,125	2,245,955
Midwestern Disaster Area, 5.88%, 12/01/26(b)	805	849,935

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$1,705	$1,779,406

		10,405,558
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,915	2,051,903
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM):
4.00%, 12/01/41	205	207,321
5.00%, 12/01/45	2,515	2,773,542
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(g)	2,325	2,145,231

		7,177,997
Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	7,274,305
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,980	2,128,500
5.25%, 05/15/31	1,690	1,829,002
5.25%, 05/15/32	2,160	2,361,290
5.25%, 05/15/33	2,345	2,542,848
5.25%, 05/15/35	4,985	5,422,484

		21,558,429
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	855	935,216
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,440	1,512,331
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	953,274

Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	$4,295	$4,842,956

		8,243,777
Massachusetts — 1.5%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 04/01/44	4,930	4,333,076
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(b)	2,775	2,776,998
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(a)	2,535	2,658,632

		9,768,706
Michigan — 3.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	8,665	9,420,328
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	2,870	3,198,816
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(a)	1,490	1,615,339
5.50%, 05/15/36	1,210	1,286,786
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	1,710	1,866,619
Henry Ford Health System, 4.00%, 11/15/46	2,875	2,881,210

		20,269,098
Minnesota — 0.1%
Minnesota Higher Education Facilities Authority, Refunding RB, St. Olaf College, 4.00%, 10/01/34	800	851,808

Missouri — 1.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	554,004

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	$2,035	$2,128,081
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	5,230	5,888,928
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	480	519,643

		9,090,656
Nebraska — 1.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 09/01/37	1,610	1,809,366
5.00%, 09/01/42	2,815	3,133,208
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 01/01/40	3,280	3,436,193
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	600	636,672

		9,015,439
New Jersey — 10.0%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,280	3,491,757
5.25%, 11/01/44	2,980	3,158,412
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	2,115	2,124,412
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(d)(e)	3,680	38,640
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 09/15/19	835	860,384
Continental Airlines, Inc. Project, 5.25%, 09/15/29	3,830	4,189,675
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	2,035	2,310,783
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 01/01/43	2,285	2,533,905
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	2,905	3,135,802

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	$8,000	$9,403,840
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(a)	5,115	5,804,093
Series A, 5.00%, 01/01/43	3,035	3,346,148
Series E, 5.00%, 01/01/45	5,095	5,693,153
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	1,320	1,390,475
Transportation Program, Series AA, 5.00%, 06/15/44	2,445	2,558,375
Transportation System, Series A, 5.50%, 06/15/41	8,000	8,490,960
Transportation System, Series B, 5.25%, 06/15/36	4,810	5,079,841

		63,610,655
New York — 9.5%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	4,805	5,288,095
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 06/01/43	840	853,860
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	3,600	3,719,124
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,720	1,843,843
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	1,860	2,138,219
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,345,744
5.25%, 11/15/39	1,650	1,899,942
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,120	2,371,050
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	2,400	2,571,864

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	$7,830	$8,411,221
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	660	723,571
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	1,655	1,815,767
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 02/15/37	6,655	7,368,150
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/46	1,165	1,268,767
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	1,080	1,160,870
5.00%, 08/01/31	2,585	2,748,372
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(b)	1,575	1,576,134
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,792,700
6.00%, 12/01/42	1,960	2,164,938
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47	3,925	4,564,579

		60,626,810
North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(a)	2,750	2,874,768
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(a)	1,130	1,334,315

		4,209,083
Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	5,550	5,369,569

Security	Par (000)	Value
Ohio (continued)
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(a)	$6,125	$6,629,884
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,280	1,416,269
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	800	903,616
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 05/01/19(a)	1,905	1,986,553
Series A, 5.00%, 05/01/39	3,545	3,617,424
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,585	1,738,967

		21,662,282
Pennsylvania — 1.6%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/47	910	1,019,418
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	1,240	1,355,035
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,660	1,840,027
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	3,922,015
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,416,488

		10,552,983
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	3,690	3,394,763
5.63%, 05/15/43	3,520	3,217,175

		6,611,938
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	3,060	3,329,617
Series B, 4.50%, 06/01/45	5,175	5,245,690

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 5.00%, 06/01/50	$5,765	$6,012,434

		14,587,741
South Carolina — 4.7%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/40	6,455	6,927,893
AMT, 5.25%, 07/01/55	2,525	2,802,573
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	12,065	13,452,958
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,140	6,856,722

		30,040,146
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	2,660	2,850,163
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,350	1,493,856

		4,344,019
Texas — 12.1%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(a)	4,210	4,747,112
Sub-Lien, 5.00%, 01/01/33	700	762,503
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	385	425,471
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB:
5.00%, 10/01/20(a)	1,375	1,491,531
5.00%, 10/01/35	1,595	1,721,515
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 07/01/39	3,000	3,047,880
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(a)	15,560	16,444,119
6.00%, 11/15/35	865	914,608

Security	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B(a):
7.00%, 01/01/23	$380	$468,893
7.00%, 01/01/23	500	616,965
County of Harris Texas-Houston Sports Authority, Refunding RB(c):
3rd Lien, Series A (NPFGC), 0.00%, 11/15/24(a)	6,000	2,381,700
3rd Lien, Series A (NPFGC), 0.00%, 11/15/37	20,120	7,244,005
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/35	5,000	2,233,900
CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38	12,580	4,785,055
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(c):
0.00%, 09/15/40	9,780	3,677,867
0.00%, 09/15/41	5,420	1,934,777
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(a)	7,345	8,139,215
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	470	484,871
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	355	384,859
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/32	2,835	3,098,060
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	6,000	6,662,040
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	5,100	5,547,321

		77,214,267
Utah — 0.5%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	1,830	2,061,001

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utah (continued)
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	$1,105	$1,004,821

		3,065,822
Virginia — 1.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,230	2,634,500
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.25%, 01/01/32	3,155	3,479,271
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	3,790	4,278,417
Transform 66 P3 Project, 5.00%, 12/31/52	830	915,764

		11,307,952
Washington — 2.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT:
5.00%, 04/01/40	1,475	1,637,811
5.00%, 05/01/42	2,980	3,380,750
State of Washington, GO, Series D, 5.00%, 02/01/42	2,280	2,621,726
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,420	4,869,426

		12,509,713
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,717,293
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,545	3,631,711

		5,349,004

Total Municipal Bonds — 125.3% (Cost — $749,688,452)		801,001,256

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h) — 38.6%

Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	$3,320	$3,460,884

California — 5.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(i)	6,196	6,509,642
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(a)(i)	5,115	5,246,626
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(a)	18,540	19,670,198
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	3,261	3,443,684

		34,870,150
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health(a):
Series C-3 (AGM), 5.10%, 04/29/18	7,600	7,666,918
Series C-7 (AGM), 5.00%, 05/01/18	4,860	4,901,626

		12,568,544
Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(a)	6,629	7,203,250

Illinois — 4.7%
County of Will Illinois, GO, 5.00%, 11/15/45	27,000	29,990,587

Massachusetts — 0.8%
State — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,427	4,852,254

New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(a)(i)	3,989	4,184,505

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York — 12.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	$3,075	$3,235,669
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(i)	16,395	18,011,164
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	3,130	3,430,925
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	8,799	10,098,420
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,864	23,188,220
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	12,611	14,205,159
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,070	5,811,183

		77,980,740
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	4,960	5,543,098

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,652	5,388,355

Texas — 4.3%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	4,900	5,441,070
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,334,850

Security	Par(000)/ Shares	Value
Texas (continued)
Permanent University Fund - University of Texas System, Refunding RB, Series B, 4.00%, 07/01/41	$7,400	$7,839,098
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	6,003	6,712,158

		27,327,176
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	7,153	7,470,505

Virginia — 1.7%
University of Virginia, Refunding RB, General, 5.00%, 06/01/18(a)	10,767	10,896,346

Washington — 2.3%
State of Washington, GO, Various Purposes, Series E, 5.00%, 02/01/19(a)	14,487	14,991,789

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.6% (Cost — $239,440,213)		246,728,183

Total Long-Term Investments — 163.9% (Cost — $989,128,665)		1,047,729,439

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(j)(k)	4,439,822	4,440,266

Total Short-Term Securities — 0.7% (Cost — $4,439,959)		4,440,266

Total Investments— 164.6% (Cost — $993,568,624)		1,052,169,705
Other Assets Less Liabilities — 1.1%		7,166,427
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.3)%		(149,417,508)
VMTP Shares, at Liquidation Value — (42.4)%		(270,800,008)

Net Assets Applicable to Common Shares — 100.0%		$639,118,616

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expire between May 7, 2018 to April 1, 2025, is $30,759,351.
(j)	Annualized 7-day yield as of period end.
(k)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,379,534	(939,712)	4,439,822	$4,440,266	$58,958	$2,039	$(211)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	64	03/20/18	$7,781	$184,405
Long U.S. Treasury Bond	215	03/20/18	31,780	1,075,365
5-Year U.S. Treasury Note	109	03/29/18	12,503	183,656

				$1,443,426

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,047,729,439	$—	$1,047,729,439
Short-Term Securities	4,440,266	—	—	4,440,266

	$4,440,266	$1,047,729,439	$—	$1,052,169,705

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,443,426	$—	$—	$1,443,426

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Municipal Income Trust (BFK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(148,957,867)	$—	$(148,957,867)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(419,757,867)	$—	$(419,757,867)

During the period ended January 31, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date:	March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date:	March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date:	March 21, 2018